Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Assets:
Cash and Cash Equivalents	$ 55,947	$ 58,033	$ 51,300
Restricted Cash	1,292	517	640
Receivables:
Trade, less Allowance of $3,108 and $3,615, respectively		145,299	136,344
Other		3,835	4,101
Net Receivables	193,725	149,134	140,445
Inventories	141,519	78,622	77,292
Prepaid Expenses	26,281	9,204	14,656
Other Current Assets	4,909	2,412	2,485
Assets Held for Sale		0	6,826
Total Current Assets	423,673	297,922	293,644
Property, Plant and Equipment	389,391	298,500	276,811
Accumulated Depreciation	(207,882)	(186,403)	(181,853)
Property, Plant and Equipment, Net	181,509	112,097	94,958
Deferred Income Taxes	19,857	13,439	12,051
Goodwill	179,048	21,065	16,803
Intangible Assets, Net	175,752	6,460	3,195
Other Assets	22,959	19,054	11,644
Total Assets	1,002,798	470,037	432,295
Current Liabilities:
Current Portion of Long-Term Debt	5,281	3,459	3,459
Accounts Payable	88,618	47,408	50,350
Employee Compensation and Benefits	35,085	35,997	34,528
Income Taxes Payable	10,599	2,348	1,398
Other Current Liabilities	63,327	43,617	43,027
Liabilities Held for Sale		0	454
Total Current Liabilities	202,910	132,829	133,216
Long-Term Liabilities:
Long-Term Debt	383,252	32,735	21,194
Employee-Related Benefits	25,247	21,134	21,508
Deferred Income Taxes	62,167	171	5
Other Liabilities	32,686	4,625	4,165
Total Long-Term Liabilities	503,352	58,665	46,872
Total Liabilities	706,262	191,494	180,088
Commitments and Contingencies (Note 15)
Shareholders' Equity:
Preferred Stock of $0.02 par value per share, 1,000,000 shares authorized; no shares issued or outstanding	0	0	0
Common Stock, $0.375 par value per share, 60,000,000 shares authorized; 17,688,350 and 17,744,381 issued and outstanding, respectively	6,690	6,633	6,654
Additional Paid-In Capital	12,062	3,653	0
Retained Earnings	303,987	318,180	293,682
Accumulated Other Comprehensive Loss	(28,426)	(49,923)	(48,129)
Total Shareholders' Equity	294,313	278,543	252,207
Total Liabilities and Shareholders' Equity	$ 1,002,798	$ 470,037	$ 432,295